Acquisitions and Divestitures - Merger and Integration Expenses (Details) - Capital Bank Financial Corporation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Merger and integration expense	$ 92,393	$ 56,748
Professional fees
Business Acquisition [Line Items]
Merger and integration expense	22,337	28,151
Employee compensation, incentives and benefits
Business Acquisition [Line Items]
Merger and integration expense	9,613	17,077
Contract employment and outsourcing
Business Acquisition [Line Items]
Merger and integration expense	3,681	1,270
Occupancy
Business Acquisition [Line Items]
Merger and integration expense	5,236	15
Miscellaneous expense
Business Acquisition [Line Items]
Merger and integration expense	7,652	1,291
All other expense
Business Acquisition [Line Items]
Merger and integration expense	$ 43,874	$ 8,944